Trade and other liabilities - Summary of trade and other liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other payables [abstract]
Trade and other payables	€ 47,122	€ 31,209	€ 29,113
Other current liabilities		60	369
Other non-current liabilities	1,597	2,469	2,291
Accrued charges	1,159	619	490
Total trade and other liabilities	49,878	34,357	€ 32,263
Increase (decrease) in trade and other liabilities	15,500	€ 2,100
Increase (decrease) in trade and other payables	€ 15,900